TAXES ON INCOME - Carryforward losses for tax purposses (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Deferred income taxes
Carryforward operating tax losses	$ 87,546
Carryforward capital tax losses	5
Employee benefits and other liabilities
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences recognized	573
Research and development
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences not recognized	6,871
Employee benefits and share based compensation
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences not recognized	$ 1,503